AST COHEN & STEERS REALTY PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 98.4%
Common Stocks
Casinos & Gaming — 0.9%
Boyd Gaming Corp.	65,983	$4,230,830
Health Care REITs — 8.6%
Healthcare Realty Trust, Inc.(a)	573,622	11,088,113
Welltower, Inc.	448,164	32,128,877
		43,216,990
Hotel & Resort REITs — 1.6%
Host Hotels & Resorts, Inc.	495,455	8,170,053
Industrial REITs — 14.0%
Americold Realty Trust, Inc.	536,607	15,266,469
Prologis, Inc.	437,503	54,587,249
		69,853,718
Office REITs — 1.6%
Cousins Properties, Inc.(a)	25,398	543,009
Highwoods Properties, Inc.	327,244	7,588,788
		8,131,797
Real Estate Services — 1.7%
Jones Lang LaSalle, Inc.*(a)	58,238	8,473,047
Residential REITs — 22.8%
American Homes 4 Rent (Class A Stock)	337,028	10,599,532
Apartment Income REIT Corp.	225,304	8,068,136
Camden Property Trust	164,633	17,260,124
Essex Property Trust, Inc.	11,655	2,437,527
Invitation Homes, Inc.	880,403	27,494,986
Mid-America Apartment Communities, Inc.	118,259	17,861,839
Sun Communities, Inc.	102,939	14,502,046
UDR, Inc.(a)	388,587	15,955,382
		114,179,572
Retail REITs — 15.9%
Kimco Realty Corp.	442,770	8,647,298
Realty Income Corp.(a)	489,123	30,971,269
Simon Property Group, Inc.	269,724	30,200,996
SITE Centers Corp.	84,954	1,043,235
Spirit Realty Capital, Inc.	212,319	8,458,789
		79,321,587
Specialized REITs — 31.3%
American Tower Corp.	98,324	20,091,526
Crown Castle, Inc.	156,692	20,971,657
Digital Realty Trust, Inc.	365,688	35,950,787
Equinix, Inc.	23,994	17,300,634
Extra Space Storage, Inc.	32,578	5,307,934
	Shares	Value
Common Stocks (continued)
Specialized REITs (cont’d.)
Iron Mountain, Inc.(a)	63,912	$3,381,584
Public Storage	107,256	32,406,328
SBA Communications Corp.	74,988	19,577,117
Weyerhaeuser Co.	52,784	1,590,382
		156,577,949

Total Long-Term Investments (cost $526,442,869)		492,155,543
Short-Term Investments — 11.0%
Affiliated Mutual Fund — 9.7%
PGIM Institutional Money Market Fund (cost $48,852,278; includes $48,608,697 of cash collateral for securities on loan)(b)(we)	48,867,427	48,842,994
Unaffiliated Fund — 1.3%
Dreyfus Government Cash Management (Institutional Shares)	6,404,101	6,404,101
(cost $6,404,101)

Total Short-Term Investments (cost $55,256,379)		55,247,095

TOTAL INVESTMENTS—109.4% (cost $581,699,248)		547,402,638

Liabilities in excess of other assets — (9.4)%		(47,174,089)

Net Assets — 100.0%		$500,228,549

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $48,547,382; cash collateral of $48,608,697 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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